Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Liabilities
	December 31, 2020	December 31, 2019
Accrued expenses	$15,133	$16,047
Accrued interest	3,994	6,869
Total	$19,127	$22,916